JPMorgan Trust II

270 Park Avenue

New York, New York 10017

August 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan Mid Cap Growth Fund

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 139 (Amendment No. 140 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to Class R5 Shares and Class R6 Shares for the JPMorgan Mid Cap Growth Fund. Also included in this filing is a Statement of Additional Information for the Fund’s new share classes, as well as the Fund’s Class R2 Shares which are also included in the prospectus included in the Amendment.

If you have any questions or comments, please call me at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary